CERTIFICATION


         Pursuant to Rule 497(j), Neuberger & Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-582) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 76 ("Amendment No. 76") to its Registration Statement and (b) that Amendment No. 76 was filed electronically.


                                            /s/ Claudia A. Brandon
Dated:  December 11, 1996                 By: --------------------------
                                                Claudia A. Brandon




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